    As filed with the Securities and Exchange Commission on February 22, 1996

                                                     Registration Number 2-14290

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 47

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 47

                        Mairs and Power Growth Fund, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                       W-2062 First National Bank Building
                              332 Minnesota Street
                               St. Paul, MN  55101
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             (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, Including Area Code:  (612) 222-8478

                         George A. Mairs, III, President
                       W-2062 First National Bank Building
                              332 Minnesota Street
                               St. Paul, MN  55101
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                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)



/X/       immediately upon filing pursuant to paragraph (b)

/ /       on (date) pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a)(1)

/ /       on (date) pursuant to paragraph (a)(1)

/ /       75 days after filing pursuant to paragraph (a)(2)

/ /       on (date) pursuant to paragraph (a)(2) of Rule 485

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Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the registrant is hereby registering an indefinite number of shares of Common Stock, par value $.01 per share. Such indefinite number of shares are in addition to the shares of Common Stock previously registered under this Registration Statement.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul, and State of Minnesota, on the 16th day of February, 1996.


                                           MAIRS AND POWER GROWTH FUND, INC.


                                           /s/ George A. Mairs, III
                                           ------------------------------------
                                           George A. Mairs, III, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ George A. Mairs, III           President and Director             February 16, 1996
------------------------------     (Principal Executive Officer)
George A. Mairs, III


/s/ William B. Frels               Secretary and Director             February 16, 1996
------------------------------     (Principal Financial
William B. Frels                   and Accounting Officer)


/s/ Litton E.S. Field              Director                           February 16, 1996
------------------------------
Litton E.S. Field


/s/ Donald E. Garretson            Director                           February 16, 1996
------------------------------
Donald E. Garretson


/s/ J. Thomas Simonet              Director                           February 16, 1996
------------------------------
J. Thomas Simonet


/s/ Peter G. Robb                  Director                           February 16, 1996
------------------------------
Peter G. Robb